Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	10,021,784
Proposed Maximum Offering Price per Unit	1.48
Maximum Aggregate Offering Price	$ 14,832,240.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,048.33
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the common stock, $0.0001 par value per share (the "Common Stock"), of Hadron Energy, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents a total of 10,021,784 shares of Common Stock that are newly authorized for issuance under the Hadron Energy, Inc. 2026 Equity Incentive Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of $1.48, the average of the high and low prices of a share of Common Stock as reported on the Nasdaq Global Market on July 30, 2026. (4) The Registrant does not have any fee offsets.